Employee benefit plans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) plan	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
401(k) plan
Maximum percentage of eligible annual compensation that the employee can contribute subject to IRS limitations	60.00%
Percentage of employee's contribution percent matched	75.00%
Employer matching contribution, as a percent of employee's eligible compensation	6.00%
Amount of contributions to the matching feature of the 401(k) plan	$ 1,716	$ 1,632	$ 1,497
Contribution to employer retirement contribution feature (as a percent)	11.00%
Amount of contributions to the employer retirement contribution feature of the 401(k) plan	$ 4,371	4,172	$ 3,903
Deferred compensation plans
Number of deferred compensation plans | plan	2
Deferred compensation plan assets	$ 4,716	3,440
Deferred compensation liability	$ 4,716	$ 3,440